NOTE 4 - RELATED PARTY: Schedule of Debt (Details) - USD ($)	Jun. 30, 2023	Jun. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Original Principal Amount	$ 369,000
Due to Related Parties	427,359		$ 275,370	$ 0
Notes payable	427,359		$ 275,370	$ 0
Related Party 1
Original Principal Amount	866
Due to Related Parties	866	$ 866
Notes payable	$ 866	866
Unsecured Debt A | Related Party 1
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Original Principal Amount	$ 866
Due to Related Parties	$ 866	$ 866